Non-Controlling Interest (Schedule of summarized balance sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 541.8	$ 249.8	$ 225.7
Trade and other receivables	248.4	215.6
Inventories - current	197.4	207.3
Property, plant and equipment	4,181.4	4,316.0
Other assets	38.8	48.5
Assets	5,487.6	5,312.6
Liabilities
Environmental provisions	300.8	321.9
Lease liabilities	74.8	90.3	$ 61.0
Deferred tax liabilities	340.4	407.2
Liabilities	2,840.2	3,105.8
Copper Mountain Mine [Member]
Assets
Cash and cash equivalents	12.9	10.0
Trade and other receivables	44.1	31.2
Inventories - current	37.5	42.1
Property, plant and equipment	902.9	857.8
Other assets	11.1	9.2
Assets	1,008.5	950.3
Liabilities
Trade and other payables	37.5	38.0
Amounts due to related parties	422.6	301.6
Environmental provisions	35.5	37.8
Lease liabilities	20.1	48.9
Deferred tax liabilities	119.9	147.3
Other liabilities	68.9	0.8
Liabilities	$ 704.5	$ 574.4